Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

22. COMMITMENTS AND CONTINGENCIES

Debt obligations

The Group’s debt obligations are associated with 1) the funding debts and interest payable to funding partners; 2) the borrowings to support the Group’s general operations; 3) the convertible notes issued by the Company in September 2019; and 4) the commitment to purchase delinquent loans from certain Institutional Funding Partners.

The expected repayment amount of the debt obligations are as follows:

	1 – 12 months	13 – 24 months	25 – 36 months	more than 36 months	Total
	(RMB in thousands)
Funding debts obligations
Liabilities to other funding partners	2,754,454	1,197,211	—	—	3,951,665
Interest payments (i)	164,609	17,885	—	—	182,494
Total funding debts obligations	2,919,063	1,215,096	—	—	4,134,159
Long–term borrowings	—	—	—	585,024	585,024
Short–term borrowings	690,772	—	—	—	690,772
Interest payments (i)	27,967	—	—	22,077	50,044
Total borrowings obligations	718,739	—	—	607,101	1,325,840
Commitment for construction	249,157	94,560	—	—	343,717
Commitment to purchase delinquent loans (ii)	463,000	—	—	—	463,000
Total purchase obligations	712,157	94,560	—	—	806,717
(i)
Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2024.
(ii)
With respect to the arrangements with certain Institutional Funding Partners, the Group is required to purchase the off-balance sheet loans funded by those Institutional Funding Partners when the loans become delinquent for a certain period of time consecutively or cumulatively. Commitment to purchase delinquent loans represents the Group’s noncancelable obligations to purchase those delinquent loans which is yet to be sold by those Institutional Funding Partners as of December 31, 2024.

Litigations

From time to time, the Group may be subject to various legal or administrative claims and proceedings arising in the ordinary course of business.

Litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any liabilities in this regard as of December 31, 2023 and 2024.